Intangible assets, net	12 Months Ended
Mar. 31, 2019
Intangible assets, net
Intangible assets, net

7.Intangible assets, net

Intangible assets consisted of the followings:

As of March 31,
2019

Software	$1,567,387
Courseware	27,355,662
Copyrights	3,118,735
32,041,784
Less: accumulated amortization	(14,242,577)
Intangible assets, net	$17,799,207

During the years ended March 31, 2019, the Group had no impaired or pledged intangible assets.

Additions to intangible assets for the years ended March 31, 2029 was $1,782,134.There were no disposals of intangible assets for the years ended March 31, 2019

Amortization expenses were $ 6,324,124 for the years ended March 31, 2019,. The following is a schedule, by fiscal year, of amortization amounts of intangible asset as of March 31, 2019

2020	$5,819,599
2021	5,168,699
2022	4,215,637
2023	2,518,327
2024	81,703